Share-Based Compensation (Changyou 2008 Share Incentive Plan after Initial Public Offering, Share Awards to Employees of the 17173 Business, Restricted Share Units Activity) (Details) (Changyou's 2008 Share Incentive Plan after Initial Public Offering [Member], Class A restricted share units [Member], Employees of 17173 Business [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Changyou's 2008 Share Incentive Plan after Initial Public Offering [Member] | Class A restricted share units [Member] | Employees of 17173 Business [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, Unvested, Beginning balance	24
Number of Units, Vested	(10)
Number of Units, Forfeited	(1)
Number of Units, Unvested, Ending balance	13
Number of Units, Expected to vest thereafter	12
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance	$ 17.75
Weighted-Average Grant-Date Fair Value, Vested	$ 17.80
Weighted-Average Grant-Date Fair Value, Forfeited	$ 18.00
Weighted-Average Grant-Date Fair Value, Unvested, Ending balance	$ 17.68
Weighted-Average Grant-Date Fair Value, Expected to vest thereafter	$ 17.68